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                          [LETTERHEAD OF J.P. MORGAN]



April 3, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:  J.P. Morgan Series Trust II
     Registration Statement File Nos.: 33-72834 and 811-08212

Ladies and Gentlemen:


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information for the Trust do not differ from that contained in Post-Effective Amendment No. 13 ( the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on March 30, 2001.

     Please call the undersigned at (212) 837-1883 with any questions you may have.

Very truly yours,


/s/ Joseph J. Bertini
    Vice President